Supplementary information on oil and gas activities (unaudited) - Summary of standardized measure of discounted future cash flows (Parenthetical) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / ft³	Dec. 31, 2022 USD ($) $ / ft³	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves | $	$ 3,390	$ 3,241	$ 1,512	$ 738
Farmout agreement II [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Proportion of ownership interest in joint venture		25.00%
Crude Oil [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Proportion Of Producion Of Oil	60.00%
MEXICO
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves | $			$ 24,000
Bottom of range [member] | Oil Condensate and C5 Plus [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Prices Per Barrel	66.5	54.99
Bottom of range [member] | Liquefied Petroleum Gas [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Prices Per Barrel	25.4	26.87
Bottom of range [member] | Commercial Gas [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Commercial gas per cubic feet | $ / ft³	3.55	3.92
Top of range [member] | Oil Condensate and C5 Plus [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Prices Per Barrel	72.32	72.32
Top of range [member] | Liquefied Petroleum Gas [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Prices Per Barrel	31.19	31.19
Top of range [member] | Commercial Gas [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Commercial gas per cubic feet | $ / ft³	4.86	4.86